INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
	Mar. 31, 2019 USD ($) Number		Mar. 31, 2018 USD ($) Number
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	38		10
Sale of Underlying Operating Partnership | Number	4		30
Partnership Proceeds from Disposition | $	$ 3,666,586	[1]	$ 12,320,299	[2]
Gain on Disposition | $	$ 3,799,238		$ 12,575,304
Series Twenty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	2		0
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 197,337	[1]	$ 42,000	[2]
Gain on Disposition | $	197,337		$ 42,000
Series Twenty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			0
Sale of Underlying Operating Partnership | Number			2
Partnership Proceeds from Disposition | $	$ 0		$ 67,000	[2]
Gain on Disposition | $			67,000
Series Twenty Two [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	3
Sale of Underlying Operating Partnership | Number	0
Partnership Proceeds from Disposition | $	$ 38,000	[1]	$ 0
Gain on Disposition | $	$ 38,000
Series Twenty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	3		1
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 43,500	[1]	$ 989,962	[2]
Gain on Disposition | $	$ 43,500		$ 989,962
Series Twenty Four [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	1		1
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 23,678	[1]	$ 95,000	[2]
Gain on Disposition | $	23,678		$ 95,000
Series Twenty Five [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			0
Sale of Underlying Operating Partnership | Number			4
Partnership Proceeds from Disposition | $	$ 0		$ 97,399	[2]
Gain on Disposition | $			$ 97,399
Series Twenty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	1		0
Sale of Underlying Operating Partnership | Number	0		4
Partnership Proceeds from Disposition | $	$ 10,500	[1]	$ 80,000	[2]
Gain on Disposition | $	10,500		$ 80,000
Series Twenty Seven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			1
Sale of Underlying Operating Partnership | Number			1
Partnership Proceeds from Disposition | $	$ 0		$ 3,291,567	[2]
Gain on Disposition | $			3,291,567
Series Twenty Eight [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	1
Sale of Underlying Operating Partnership | Number	0
Partnership Proceeds from Disposition | $	$ 8,500	[1]	$ 0
Gain on Disposition | $	$ 8,500
Series Twenty Nine [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	2		1
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 122,994	[1]	$ 296,608	[2]
Gain on Disposition | $	$ 123,094		$ 303,958
Series Thirty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	5		1
Sale of Underlying Operating Partnership | Number	0		2
Partnership Proceeds from Disposition | $	$ 130,006	[1]	$ 236,521	[2]
Gain on Disposition | $	$ 195,182		$ 276,484
Series Thirty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	7		0
Sale of Underlying Operating Partnership | Number	0		2
Partnership Proceeds from Disposition | $	$ 64,500	[1]	$ 45,000	[2]
Gain on Disposition | $	$ 105,794		$ 45,000
Series Thirty Two [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	0		1
Sale of Underlying Operating Partnership | Number	1		0
Partnership Proceeds from Disposition | $	$ 539,088	[1]	$ 1,677,252	[2]
Gain on Disposition | $	539,088		$ 1,677,252
Series Thirty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			1
Sale of Underlying Operating Partnership | Number			1
Partnership Proceeds from Disposition | $	0		$ 107,890	[2]
Gain on Disposition | $			$ 177,044
Series Thirty Five [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			0
Sale of Underlying Operating Partnership | Number			1
Partnership Proceeds from Disposition | $	$ 0		$ 2,653,528	[2]
Gain on Disposition | $			2,653,528
Series Thirty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	0
Sale of Underlying Operating Partnership | Number	1
Partnership Proceeds from Disposition | $	$ 253,104	[1]	$ 0
Gain on Disposition | $	$ 253,104
Series Thirty Seven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	0		0
Sale of Underlying Operating Partnership | Number	1		1
Partnership Proceeds from Disposition | $	$ 1,062,375	[1]	$ 1,977	[2]
Gain on Disposition | $	$ 1,062,375		140,415
Series Thirty Eight [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	1
Sale of Underlying Operating Partnership | Number	0
Partnership Proceeds from Disposition | $	$ 7,000	[1]	$ 0
Gain on Disposition | $	7,000
Series Thirty Nine [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			0
Sale of Underlying Operating Partnership | Number			1
Partnership Proceeds from Disposition | $	$ 0		$ 17,779	[2]
Gain on Disposition | $			$ 17,779
Series Forty [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	2		0
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 62,144	[1]	$ 588,952	[2]
Gain on Disposition | $	$ 62,144		$ 588,952
Series Forty One [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	0		1
Sale of Underlying Operating Partnership | Number	1		4
Partnership Proceeds from Disposition | $	$ 14,000	[1]	$ 1,026,759	[2]
Gain on Disposition | $	$ 14,000		$ 1,026,859
Series Fourty Two [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	2		1
Sale of Underlying Operating Partnership | Number	0		3
Partnership Proceeds from Disposition | $	$ 54,322	[1]	$ 427,305	[2]
Gain on Disposition | $	$ 54,322		$ 427,305
Series Forty Three [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	4		0
Sale of Underlying Operating Partnership | Number	0		2
Partnership Proceeds from Disposition | $	$ 401,938	[1]	$ 566,806	[2]
Gain on Disposition | $	$ 428,020		$ 566,806
Series Forty Five [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	4		1
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 633,600	[1]	$ 0	[2]
Gain on Disposition | $	633,600		$ 0
Series Forty Six [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number			0
Sale of Underlying Operating Partnership | Number			0
Partnership Proceeds from Disposition | $	$ 0		$ 10,994	[2]
Gain on Disposition | $			$ 10,994

[1]	Partnership proceeds from disposition does not include $100, $65,176, $41,294 and $26,082 which was due to a writeoff of capital contribution payable as of March 31, 2019, for Series 29, Series 30, Series 31 and Series 43, respectively.
[2]	Partnership proceeds from disposition does not include $7,350, $39,963, $69,154, $138,438 and $100 which was due to a writeoff of capital contribution payable as of March 31, 2018, for Series 29, Series 30, Series 33, Series 37 and Series 41, respectively.